Document and Entity Information	Apr. 03, 2023
Details
Registrant CIK	0001722556
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	BestGofer Inc
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222880
Entity Tax Identification Number	82-5296245
Entity Address, Address Line One	401 Ryland St., Suite 200-A
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	972
Local Phone Number	03-9117987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false